Condensed Financial Information of Registrant Prudential plc	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of Registrant Prudential plc
Condensed Financial Information of Registrant Prudential plc

Condensed Financial Information of Registrant Prudential plc

Profit and Loss Accounts (FRS 101 Basis)

Years ended 31 Dec	2022 $m	2021 $m	2020 $m
Investment income, including dividends received from subsidiary undertakings	800	3,642	539
Investment expenses and charges	(207)	(328)	(14)
Loss on revaluation of Jackson upon demerger	—	(439)	—
Corporate expenditure	(158)	(244)	(572)
Foreign currency exchange gains (losses)	25	11	(19)
Profit (loss) on ordinary activities before tax	460	2,642	(66)
Tax (charge) credit on profit on ordinary activities	(5)	6	(19)
Profit (loss) for the financial year	455	2,648	(85)

Other comprehensive income:
Items that will not be reclassified to profit or loss
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	(125)	273	—
	(125)	273	—
Total comprehensive income (loss) for the year	330	2,921	(85)

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Financial Position (FRS 101 Basis)

	31 Dec 2022 $m	31 Dec 2021 $m
Fixed assets
Investments in subsidiary undertakings	13,178	13,114

Current assets
Amounts owed by subsidiary undertakings	7,501	7,013
Other debtors	—	9
Other investments: equity securities - fair value through other comprehensive income	266	683
Cash at bank and in hand	45	1,711
	7,812	9,416
Liabilities: amounts falling due within one year
Subordinated liabilities	(21)	(1,725)
Debenture loans	(361)	—
Commercial paper	(501)	(500)
Amounts owed to subsidiary undertakings	(614)	(161)
Tax payable	(9)	(7)
Accruals and deferred income	(63)	(85)
	(1,569)	(2,478)
Net current assets	6,243	6,938
Total assets less current liabilities	19,421	20,052
Liabilities: amounts falling due after more than one year
Subordinated liabilities	(2,265)	(2,350)
Debenture loans	(1,614)	(1,702)
Other borrowings	—	(350)
	(3,879)	(4,402)
Total net assets	15,542	15,650
Capital and reserves
Share capital	182	182
Share premium	5,006	5,010
Profit and loss account	10,354	10,458
Shareholders’ funds	15,542	15,650

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Changes in Equity (FRS 101 basis)

				Total
	Share	Share	Profit and	shareholders'
	capital	premium	loss account	funds
	$m	$m	$m	$m
Balance at 1 Jan 2020	172	2,625	10,376	13,173

Total comprehensive loss for the year	—	—	(85)	(85)

Transactions with owners, recorded directly in equity
New share capital subscribed	1	12	—	13
Share-based payment transactions	—	—	(1)	(1)
Dividends	—	—	(814)	(814)
Total contributions by and distributions to owners	1	12	(815)	(802)

Balance at 31 Dec 2020/1 Jan 2021	173	2,637	9,476	12,286

Profit for the year	—	—	2,648	2,648
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	—	—	273	273
Total comprehensive income for the year	—	—	2,921	2,921

Transactions with owners, recorded directly in equity
New share capital subscribed	9	2,373	—	2,382
Demerger dividend in specie of Jackson	—	—	(1,735)	(1,735)
Share-based payment transactions	—	—	217	217
Other dividends	—	—	(421)	(421)
Total contributions by and distributions to owners	9	2,373	(1,939)	443

Balance at 31 Dec 2021 / 1 Jan 2022	182	5,010	10,458	15,650

Profit for the year	—	—	455	455
Valuation movements on retained interest in Jackson measured at fair value through other comprehensive income	—	—	(125)	(125)
Total comprehensive income for the year	—	—	330	330

Transactions with owners, recorded directly in equity
New share capital subscribed	—	(4)	—	(4)
Share-based payment transactions	—	—	40	40
Dividends	—	—	(474)	(474)
Total contributions by and distributions to owners	—	(4)	(434)	(438)

Balance at 31 Dec 2022	182	5,006	10,354	15,542

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Statements of Cash Flows (FRS 101 Basis)

Years ended 31 December	2022 $m	2021 $m	2020 $m
Operating activities
Net cash inflow from operating activities before interest and tax	664	417	273
Interest paid	(204)	(328)	(320)
Taxes (paid) received	(4)	(13)	93
Equity dividends paid	(474)	(421)	(814)
Net cash outflow from operating activities	(18)	(345)	(768)
Financing activities
Issuance of ordinary share capital	(4)	2,383	13
Issuance of core structural borrowings	346	995	983
Redemption of core structural borrowings	(2,075)	(1,250)	—
Movement in commercial paper and other borrowings to support a short-term fixed income securities program	1	(1)	(19)
Dividend income and returns of capital from investment in subsidiary undertakings	—	215	112
Movement in share based payment receivable	(111)	—	—
Capitalisation of amount owed by subsidiary	(62)	—	—
Movement in net amount owed by subsidiary undertakings	(36)	(374)	(370)
Net cash (outflow) inflow from financing activities	(1,941)	1,968	719
Investing activities
Disposal of Jackson shares	293	83	—
Net cash inflow from investing activities	293	83	—
Net cash (outflow) inflow for the year	(1,666)	1,706	(49)
Reconciliation of profit on ordinary activities before tax to net cash inflow from operating activities before interest and tax
Profit (loss) on ordinary activities before tax	460	2,642	(66)
Add back: interest charged to profit or loss	207	328	320
Adjustments for non-cash items:
Non-cash dividends paid	—	(2,968)	—
Revaluation of Jackson on distribution in 2021	—	439	—
Gain on realisation of Jackson shares	—	(23)	—
Foreign currency exchange and other movements	8	(6)	8
Decrease (increase) in debtors	9	(4)	(1)
(Increase) decrease in creditors	(20)	9	12
Net cash inflow from operating activities before interest and tax	664	417	273

The accompanying notes are an integral part of this condensed financial information

Schedule II

Condensed Financial Information of Registrant Prudential plc

Notes to the Condensed Financial Statement Schedule

31 December 2022

1	Basis of preparation

The financial statements of the parent company, which comprise the profit and loss accounts, statement of financial position, statement of changes in equity, statement of cash flows and related notes, are prepared in accordance with UK Generally Accepted Accounting Practice, including Financial Reporting Standard 101 Reduced Disclosure Framework (‘FRS 101’).

In preparing these financial statements, the Company applies the recognition and measurement requirements in accordance with International Financial Reporting Standards (‘IFRS’) as issued by the International Accounting Standards Board (‘IASB’) but makes presentational amendments where necessary in order to comply with the UK Companies Act 2006.

The Company and Group manages its cash resources, remittances and financing primarily in US dollars. Accordingly, the functional currency of the Company is US dollars.

2	Significant accounting policies

Investments in subsidiary undertakings

Investments in subsidiary undertakings are shown at cost, less impairment. Investments are assessed for impairment by comparing the net assets of the subsidiary undertakings with the carrying value of the investment.

Amounts owed by subsidiary undertakings

Amounts owed by subsidiary undertakings are shown at cost, less provisions. Provisions are determined using the expected credit loss approach under IFRS 9.

Financial instruments

Under IFRS 9, except for derivative instruments (where applicable) that are mandatorily classified as fair value through profit or loss and the Company’s financial investment in Jackson’s equity securities (as discussed below), all of the financial assets and liabilities of the Company are held at amortised cost.The Company assesses impairment on its loans and receivables using the expected credit loss approach. The expected credit loss on the Company’s loans and receivables, the majority of which represent loans to its subsidiaries, have been assessed by taking into account the probability of default on those loans. In all cases, the subsidiaries are expected to have sufficient resources to repay the loan either now or over time based on projected earnings. For loans recallable on demand, the expected credit loss has been limited to the impact of discounting the value of the loan between the balance sheet date and the anticipated recovery date. For loans with a fixed maturity date the expected credit loss has been determined with reference to the historic experience of loans with equivalent credit characteristics.

Upon the demerger of Jackson in September 2021, the Company has made the election under IFRS 9 to measure its retained interest in Jackson’s equity securities at ‘fair value through other comprehensive income’. Under this designation, only dividend income from this retained interest is recognised in the profit or loss of the Company. Unrealised gains and losses are recognised in other comprehensive income and there is no recycling to the profit or loss on derecognition.

Borrowings

Borrowings are initially recognised at fair value, net of transaction costs, and subsequently accounted for on an amortised cost basis using the effective interest method. Under the effective interest method, the difference between the redemption value of the borrowing and the initial proceeds, net of transaction costs, is amortised through the profit and loss account to the date of maturity or, for subordinated debt, over the expected life of the instrument.

Dividends

Interim dividends are recorded in the period in which they are paid.

Foreign currency translation

Transactions not denominated in the Company’s functional currency, US dollars, are initially recorded at the functional rate of currency prevailing on the date of the transaction. Monetary assets and liabilities not denominated in the Company’s functional currency are translated to the Company's functional currency at year end spot rates. The impact of these currency translations is recorded within the profit and loss account for the year.

Tax

Current tax expense is charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable amounts for the current year. To the extent that losses of an individual UK company are not offset, they can be carried back for one year or carried forward indefinitely to be offset, subject to restrictions based on future taxable profits, against profits arising from the same company or other companies in the same UK tax group.

Deferred tax assets and liabilities are recognised in accordance with the provisions of IAS 12 ‘Income Taxes’. Deferred tax assets are recognised to the extent that it is regarded as more likely than not that future taxable profits will be available against which these losses can be utilised. Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Share-based payments

The Group offers share award and option plans for certain key employees and a Save As You Earn (‘SAYE’) plan for all UK and certain overseas employees. The share-based payment plans operated by the Group are mainly equity-settled.

Under IFRS 2 ‘Share-based payment’, where the Company, as the parent company, has the obligation to settle the options or awards of its equity instruments to employees of its subsidiary undertakings, and such share-based payments are accounted for as equity-settled in the Group financial statements, the Company records an increase in the investment in subsidiary undertakings for the value of the share options and awards granted with a corresponding credit entry recognised directly in equity. The value of the share options and awards granted is based upon the fair value of the options and awards at the grant date, the vesting period and the vesting conditions. Cash receipts from business units in respect of newly issued share schemes are treated as returns of capital within investments in subsidiaries.

3Dividends received from subsidiary undertakings

The parent company received dividends totalling $708 million from its consolidated subsidiary undertakings in 2022 (2021: $3,597 million; 2020: $406 million).

4Reconciliation from the FRS 101 parent company results to the IFRS Group results

The parent company financial statements are prepared in accordance with FRS 101 and the Group financial statements are prepared in accordance with IFRS Standards as issued by the IASB and international financial reporting standards adopted for use in the UK.

The tables below provide a reconciliation between the FRS 101 parent company results and the IFRS Group results.

Profit after tax	2022 $m	2021 $m	2020 $m
Profit (loss) for the financial year of the Company in accordance with FRS 101note (i)	455	2,648	(85)
Accounting policy differencenote (ii)	108	28	(18)
Share in the IFRS result of the Group, net of distributions to the Companynote (iii)	435	(4,718)	2,221
Profit (loss) after tax of the Group attributable to equity holders in accordance with IFRSnote (iv)	998	(2,042)	2,118

Shareholders' equity	31 Dec 2022 $m	31 Dec 2021 $m
Shareholders’ funds of the Company in accordance with FRS 101	15,542	15,650
Accounting policy differencenote (ii)	66	19
Share in the IFRS net equity of the Groupnote (iii)	1,352	1,419
Shareholders’ equity of the Group in accordance with IFRS	16,960	17,088

Notes

(i)	The Company’s profit (loss) for the financial year includes distributions to the Company from subsidiaries.
(ii)

Accounting policy difference represents the difference in accounting policy for expected credit losses on loan assets, and the difference in treatment of realised gains and losses on investments classified as fair value through other comprehensive income, as the Company has adopted IFRS 9 while the Group applies IAS 39.

(iii)

The ‘Share in the IFRS result and net equity of the Group’ line represents the parent company’s equity in the earnings and net assets of its subsidiaries and associates. The movement relative to the prior period reflects movements in the results of the Group relative to the result of the Company.

(iv)	The profit (loss) for the year of the parent company in accordance with IFRS includes dividends received from subsidiary undertakings (note 3).

5Guarantees provided by the parent company

In certain instances the parent company has guaranteed that its subsidiaries will meet their obligations when they fall due for payment.

6Equity securities – fair value through other comprehensive income

The Company’s interest in the equity securities of Jackson Financial Inc are recognised as a financial investment at ‘fair value through other comprehensive income’. Transactions in 2022 reduced the Company’s interest in Jackson to 9.2 per cent (both voting and economic interest) at 31 December 2022 (31 December 2021: 18.4 per cent economic interest with 18.5 per cent voting interest).

The fair value of the Company’s holding in the equity securities of Jackson Financial Inc. is determined by the use of current market bid prices, and is categorised as Level 1: Quoted prices (unadjusted in active markets) of the IFRS 13 ‘Fair Value Measurement’ defined fair value hierarchy. A loss of $125 million (2021: $273 million gain) has been recognised in other comprehensive income for the year in respect of these instruments.

7Post balance sheet events

Dividends

The second interim dividend for the year ended 31 December 2022, which was approved by the Board of Directors after 31 December 2022, is described in note B5 of the Group IFRS consolidated financial statements.

Debt redemption

On 20 January 2023, the Company redeemed a senior debt instrument of £300 million, as described in note C5.1 of the Group IFRS consolidated financial statements.

Debt Transfer

On 2 March 2023 the Company transferred all its external debt instruments, classified as core structural borrowings, to a wholly-owned indirect subsidiary of the Company, Prudential Funding (Asia) plc, in exchange for assuming intercompany debt liabilities with similar terms to the transferred instruments. The Company has provided a guarantee to holders of the debt instruments in the event of default by Prudential Funding (Asia) plc.

The effect of this transaction, which in substance crystallises the difference between the fair value and the carrying value of the debt, is a gain of approximately $0.4 billion.